RULE 497 FILING

On behalf of the Goldman Sachs Motif Data-Driven World ETF, Goldman Sachs Motif Finance Reimagined ETF, Goldman Sachs Motif Human Evolution ETF, Goldman Sachs Motif Manufacturing Revolution ETF and Goldman Sachs Motif New Age Consumer ETF (the “Funds”), each a series of Goldman Sachs ETF Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on April 27, 2020 (Accession No. 0001683863-20-005536), which is incorporated by reference into this Rule 497 Filing.